Commitments, Guarantees and Contingencies	12 Months Ended
Dec. 31, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Commitments, Guarantees and Contingencies

22. Commitments, Guarantees and Contingencies
22.A Lease Commitments
We lease offices and certain equipment. These are leases with rents charged to operations in the year to which they relate. Total future rental payments for the remainder of these leases and the payments by year are included in Note 6.C.ii.
22.B Contractual Commitments
In the normal course of business, various contractual commitments are outstanding, which are not reflected in our Consolidated Financial Statements. In addition to loan commitments for debt securities and mortgages included in Note 6.A.i, we have equity, investment property, and property and equipment commitments. The contractual commitments outstanding as at December 31, 2025 and December 31, 2024, and the expected maturities of these commitments are included in Note 6.C.ii.
22.C Letters of Credit
We issue commercial letters of credit in the normal course of business. As at December 31, 2025, we had credit facilities of $1,034 available for the issuance of letters of credit (December 31, 2024 — $1,077), from which a total of $77 in letters of credit were outstanding (December 31, 2024 — $120).
22.D Commissions on Release
Commissions on Release ("CORe") is a program designed to facilitate the transfer of the right to service Clients between advisors in order to provide ongoing service and advice to our Clients. We facilitate and administer these transactions including payment and collection streams. Under the CORe program, when an eligible advisor releases Clients they are servicing, we are contractually obligated to pay them the associated CORe value, based on a specified formula as stipulated in the advisor contract. The value of the CORe commitment will vary for Clients which have not been released by an active advisor. The occurrence of future events that will trigger an advisor to release their right to service Clients and the value of the related CORe commitment at that future release date is difficult to predict. As a result of uncertainty in the timing of the triggering event, we cannot reliably estimate our commitment under the CORe program. Due to the nature of the program, in the normal course of business, the commitment related to the future payment to advisors on release of their right to service Clients would be expected to be matched or partially matched by a corresponding amount related to the receivable on the assignment of the right to service the Client by the new advisors, resulting in an immaterial impact to earnings and liquidity in any reporting period.
22.E Indemnities and Guarantees
In the normal course of our business, we have entered into agreements that include indemnities in favour of third parties, such as confidentiality agreements, engagement letters with advisors and consultants, outsourcing agreements, leasing contracts, trade-mark licensing agreements, underwriting and agency agreements, information technology agreements, distribution agreements, financing agreements, the sale of equity interests, and service agreements. These agreements may require us to compensate the counterparties for damages, losses or costs incurred by the counterparties as a result of breaches in representation, changes in regulations (including tax matters), or as a result of litigation claims or statutory sanctions that may be suffered by the counterparty as a consequence of the transaction. We have also agreed to indemnify our directors and certain of our officers and employees in accordance with our by-laws. These indemnification provisions will vary based upon the nature and terms of the agreements. In many cases, these indemnification provisions do not contain limits on our liability, and the occurrence of contingent events that will trigger payment under these indemnities is difficult to predict. As a result, we cannot estimate our potential liability under these indemnities. We believe that the likelihood of conditions arising that would trigger these indemnities is remote and, historically, we have not made any significant payment under such indemnification provisions. In certain cases, we have recourse against third parties with respect to the aforesaid indemnities, and we also maintain insurance policies that may provide coverage against certain of these claims.

In the normal course of our business, we have entered into purchase and sale agreements that include indemnities in favour of third parties. These agreements may require us to compensate the counterparties for damages, losses, or costs incurred by the counterparties as a result of breaches in representation. As at December 31, 2025, we are not aware of any breaches in representations that would result in any payment required under these indemnities that would have a material impact on our Consolidated Financial Statements.

Guarantees made by us that can be quantified are included in Note 6.A.i.
22.F Guarantees of Sun Life Assurance Preferred Shares and Subordinated Debentures
SLF Inc. has provided a guarantee on the $150 of 6.30% subordinated debentures due 2028 issued by Sun Life Assurance. Claims under this guarantee will rank equally with all other subordinated indebtedness of SLF Inc. SLF Inc. has also provided a subordinated guarantee of preferred shares issued from time to time by Sun Life Assurance, other than such preferred shares which are held by SLF Inc. and its affiliates. Sun Life Assurance has no outstanding preferred shares subject to the guarantee. As a result of these guarantees, Sun Life Assurance is entitled to rely on exemptive relief from most continuous disclosure and the certification requirements of Canadian securities laws.
The following tables set forth certain consolidating summary financial information for SLF Inc. and Sun Life Assurance (consolidated):

For the year ended	SLF Inc.(unconsolidated)	Sun Life Assurance (consolidated)	Other subsidiaries of SLF Inc. (combined)	Consolidation adjustments	SLF Inc. (consolidated)
December 31, 2025
Insurance revenue	$—	$20,602	$5,026	$(1,646)	$23,982
Net investment income (loss) excluding result for segregated fund holders	489	8,276	824	(730)	8,859
Fee income	1	2,226	7,417	(585)	9,059
Total revenue	$490	$31,104	$13,267	$(2,961)	$41,900
Shareholders’ net income (loss)	$3,551	$2,306	$1,065	$(3,371)	$3,551
December 31, 2024
Insurance revenue	$—	$19,389	$4,841	$(1,593)	$22,637
Net investment income (loss) excluding result for segregated fund holders	305	7,138	242	(270)	7,415
Fee income	1	1,992	7,128	(540)	8,581
Other income	—	—	163	—	163
Total revenue	$306	$28,519	$12,374	$(2,403)	$38,796
Shareholders’ net income (loss)	$3,128	$1,501	$1,675	$(3,175)	$3,129

Assets and liabilities as at	SLF Inc.(unconsolidated)	Sun Life Assurance (consolidated)	Other subsidiaries of SLF Inc. (combined)	Consolidation adjustments	SLF Inc. (consolidated)
December 31, 2025
Invested assets	$29,520	$182,490	$12,447	$(25,282)	$199,175
Reinsurance contract held assets	$—	$6,156	$1	$(19)	$6,138
Insurance contract assets	$—	$267	$1,221	$(1,153)	$335
Total other general fund assets	$10,663	$14,674	$22,663	$(21,759)	$26,241
Investments for account of segregated fund holders	$—	$166,501	$64	$1	$166,566
Insurance contract liabilities excluding those for account of segregated fund holders	$—	$155,818	$112	$(20)	$155,910
Reinsurance contract held liabilities	$—	$3,202	$—	$(1,153)	$2,049
Investment contract liabilities	$—	$11,796	$—	$—	$11,796
Total other general fund liabilities	$15,651	$15,871	$26,273	$(21,153)	$36,642
Insurance contract liabilities for account of segregated fund holders	$—	$20,043	$64	$1	$20,108
Investment contract liabilities for account of segregated fund holders	$—	$146,458	$—	$—	$146,458
December 31, 2024
Invested assets	$28,494	$175,508	$12,449	$(26,634)	$189,817
Reinsurance contract held assets	$—	$6,353	$—	$(35)	$6,318
Insurance contract assets	$—	$227	$1,583	$(1,455)	$355
Total other general fund assets	$4,639	$13,979	$10,299	$(3,472)	$25,445
Investments for account of segregated fund holders	$—	$148,720	$66	$—	$148,786
Insurance contract liabilities excluding those for account of segregated fund holders	$—	$147,196	$108	$(35)	$147,269
Reinsurance contract held liabilities	$—	$3,281	$—	$(1,456)	$1,825
Investment contract liabilities	$—	$11,677	$1	$—	$11,678
Total other general fund liabilities	$7,576	$16,191	$15,589	$(4,322)	$35,034
Insurance contract liabilities for account of segregated fund holders	$—	$20,031	$66	$—	$20,097
Investment contract liabilities for account of segregated fund holders	$—	$128,689	$—	$—	$128,689
22.G Legal and Regulatory Proceedings
We are regularly involved in legal actions, both as a defendant and as a plaintiff. Legal actions naming us as a defendant ordinarily involve our activities as a provider of insurance protection and wealth management products, as an investor and investment advisor, and as an employer. In addition, government and regulatory bodies in Canada, the U.S., the UK, and Asia, including federal, provincial, and state securities and insurance regulators, tax authorities, and other government authorities, from time to time, make inquiries and require the production of information or conduct examinations or investigations concerning our compliance with tax, insurance, securities, and other laws.

Provisions for legal proceedings related to insurance contracts, such as for disability and life insurance claims and the cost of litigation, are included in Insurance contract liabilities in our Consolidated Statements of Financial Position. Other provisions are established outside of the Insurance contract liabilities if, in the opinion of management, it is both probable that a payment will be required and a reliable estimate can be made of the amount of the obligation. Management reviews the status of all proceedings on an ongoing basis and exercises judgment in resolving them in such manner as management believes to be in our best interest.

Two class action lawsuits were filed against Sun Life Assurance in connection with sales practices relating to, and the administration of, individual policies issued by the Metropolitan Life Insurance Company ("MLIC"). These policies were assumed by Clarica when Clarica acquired the bulk of MLIC’s Canadian operations in 1998 and were subsequently assumed by Sun Life Assurance as a result of its amalgamation with Clarica. One of the lawsuits (Fehr et al v Sun Life Assurance Company of Canada) is issued in Ontario and the other (Alamwala v Sun Life Assurance Company of Canada) was issued in British Columbia. The Fehr action has been certified as a class action and notice has been made to class members. Sun Life Assurance has brought a motion for summary dismissal of all of the claims. The plaintiffs have brought a cross-motion for summary judgement. The other action (Alamwala v Sun Life Assurance Company of Canada) has been dismissed on consent. We will continue to vigorously defend against the claims in the Fehr action. In connection with the acquisition of the Canadian operations of MLIC, MLIC agreed to indemnify Clarica for certain losses, including those incurred relating to the sales of its policies. Should the Fehr lawsuit result in a loss, Sun Life Assurance will seek recourse against MLIC under that indemnity through arbitration.

An Ontario class action lawsuit has been certified against Sun Life Assurance regarding the administration of disability benefits under the Government of Canada employee benefits plan (Belec v Sun Life Assurance Company of Canada). Notice of the class action has been sent to potential class members. The Company has substantive defences to the claims and is defending this lawsuit.

Management does not believe that the probable conclusion of any current legal, regulatory or tax matter, either individually or in the aggregate, will have a material adverse effect on the Consolidated Statements of Financial Position or the Consolidated Statements of Operations.